UNITED STATES
SECUIRTIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/11

Check here if Amendment		[   ]; Amendment Number:
This Amendment (Check only one):  [   ] is a restatement
					[   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:		Loomis Sayles Trust Company, LLC
Address: 	One Financial Center
	   	Boston, MA  02111

Form 13F File Number:  28-13087

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Mari Shimokawa
Title:	Authorized Signer
Phone:	617-478-7446

Signature, Place and Date of Signing:

/s/  Mari Shimokawa		    	Boston, MA			8/15/11
     Signature				   Place			 Date


Report Type (Check only one):

[  ]  13F Holdings Report

[X ]  13F Notice

[  ]  13F Combination Report

List of other managers reporting for this manager:

28-398	     Loomis, Sayles and Co., L.P.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:  	  0
Form 13F Information Table Entry Total:   0
Form 13F Information Table Value Total:	$ 0 ('000)

List of Other Included Managers:

NONE